Financial Risk Management - Summary of Changes in Loss Allowance for Debt Investments (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2018 KRW (₩)
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	₩ 7,461,181
Ending balance	7,110,730
Debt Investments [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	122,723
Changes in accounting policy	99
January 1, 2018	122,822
Remeasurement of loss allowance, net	6,840
Amounts written off	(19,146)
Recovery of amounts written off	4,794
Business combinations	578
Ending balance	115,888
Debt Investments [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
January 1, 2018	2,997
Remeasurement of loss allowance, net	716
Transfer to lifetime ECL - not credit impaired	(408)
Ending balance	3,305
Debt Investments [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
January 1, 2018	16,551
Remeasurement of loss allowance, net	2,961
Transfer to lifetime ECL - not credit impaired	408
Transfer to lifetime ECL - credit impaired	(6,137)
Amounts written off	(3,746)
Recovery of amounts written off	145
Business combinations	578
Ending balance	10,760
Debt Investments [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
January 1, 2018	103,274
Remeasurement of loss allowance, net	3,163
Transfer to lifetime ECL - credit impaired	6,137
Amounts written off	(15,400)
Recovery of amounts written off	4,649
Ending balance	₩ 101,823